Supplementary Information On Oil And Gas Activities (Unaudited) - Summary of reconciliation of the Company's reserves (Detail) - Proved Reserves [Member]	12 Months Ended
	Dec. 31, 2020 MMBbls Bcf	Dec. 31, 2019 MMBbls Bcf	Dec. 31, 2018 MMBbls Bcf
Crude Oil Condensate And Natural Gas Liquids [Member]
Proved Developed And Undeveloped Oil And Gas Reserve Quantities [Line Items]
Beginning Balance	70.8	34.2
Revisions of previous estimates	4.4	2.4
Extension and discoveries	30.8	41.0
Purchases of proved reserves in place	0.3
Production for the year	(6.9)	(6.8)
Ending Balance	99.4	70.8	34.2
Crude Oil Condensate And Natural Gas Liquids [Member] | Parent Company [Member]
Proved Developed And Undeveloped Oil And Gas Reserve Quantities [Line Items]
Beginning Balance	0.2	34.2	14.4
Beginning Balance		27.1	12.0
Revisions of previous estimates			(0.6)
Extension and discoveries		0.2	4.0
Purchases of proved reserves in place			21.1
Production for the year			(4.8)
Ending Balance		0.2	34.2
Ending Balance			27.1
Consumption Plus Natural Gas Sales In BCF [Member]
Proved Developed And Undeveloped Oil And Gas Reserve Quantities [Line Items]
Beginning Balance | Bcf	172.0	131.6
Revisions of previous estimates | Bcf	(25.1)	17.8
Extension and discoveries | Bcf	27.9	43.0
Purchases of proved reserves in place | Bcf	0.6
Production for the year | Bcf	(15.4)	(20.4)
Ending Balance | Bcf	160.0	172.0	131.6
Consumption Plus Natural Gas Sales In BCF [Member] | Parent Company [Member]
Proved Developed And Undeveloped Oil And Gas Reserve Quantities [Line Items]
Beginning Balance | Bcf	0.8	131.6	68.6
Beginning Balance | Bcf		103.4	51.0
Revisions of previous estimates | Bcf			7.5
Extension and discoveries | Bcf		0.8	34.2
Purchases of proved reserves in place | Bcf			41.3
Production for the year | Bcf			(20.0)
Ending Balance | Bcf		0.8	131.6
Ending Balance | Bcf			103.4
Consumption Plus Natural Gas Sales In MMBBL [Member]
Proved Developed And Undeveloped Oil And Gas Reserve Quantities [Line Items]
Beginning Balance	30.6	23.4
Revisions of previous estimates	(4.6)	3.2
Extension and discoveries	5.0	7.6
Purchases of proved reserves in place	0.1
Production for the year	(2.7)	(3.6)
Ending Balance	28.4	30.6	23.4
Consumption Plus Natural Gas Sales In MMBBL [Member] | Parent Company [Member]
Proved Developed And Undeveloped Oil And Gas Reserve Quantities [Line Items]
Beginning Balance	0.2	23.4	12.2
Beginning Balance		18.4	9.1
Revisions of previous estimates			1.3
Extension and discoveries		0.2	6.1
Purchases of proved reserves in place			7.3
Production for the year			(3.6)
Ending Balance		0.2	23.4
Ending Balance			18.4